Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS – 91.5%

Basic Materials – 7.0%
Ahlstrom Holding 3 Oy, 8.51%, (3-Month SOFR + 4.51%), 05/22/30(1)	$304,238	$306,282
Arc Falcon I, Inc., 0.00%, (SOFR + 0.00%), 09/30/28(2)	1,500,000	1,501,148
Arc Falcon I, Inc., 7.56%, (1-Month SOFR + 3.60%), 09/30/28(1)	1,000,124	1,000,889
Arc Falcon I, Inc., 11.06%, (1-Month SOFR + 7.10%), 09/30/29(1)	1,380,000	1,378,558
Bakelite US Holdco, Inc., 7.75%, (3-Month SOFR + 3.75%), 12/23/31(1)	1,751,763	1,693,376
Chemours (The), Co., 7.46%, (1-Month SOFR + 3.50%), 10/15/32(1)	1,290,545	1,272,477
Consolidated Energy Finance SA, 8.20%, (6-Month SOFR + 4.50%), 11/15/30(1)	621,475	524,835
Covia Holdings LLC, 6.71%, (3-Month SOFR + 2.75%), 02/26/32(1)	638,400	640,695
Domtar Corp., 9.58%, (1-Month SOFR + 5.61%), 11/30/28(1)(3)	188,605	144,283
Hexion Holdings Corp., 8.03%, (1-Month SOFR + 4.00%), 03/15/29(1)	197,709	194,390
Hexion Holdings Corp., 11.50%, (1-Month SOFR + 7.54%), 03/15/30(1)	77,647	76,240
INEOS Styrolution US Holding LLC, 6.06%, (1-Month SOFR + 2.10%), 01/29/27(1)	1,931,945	1,857,884
INEOS US Finance LLC, 7.21%, (1-Month SOFR + 3.25%), 02/18/30(1)	1,819,125	1,567,013
INEOS US Finance LLC, 6.96%, (1-Month SOFR + 3.00%), 02/07/31(1)	2,193,383	1,866,021
INEOS US Petrochem LLC, 8.21%, (1-Month SOFR + 4.25%), 10/07/31(1)	1,099,475	888,238
Magnera Corp., 8.45%, (3-Month SOFR + 4.25%), 11/04/31(1)	1,629,785	1,545,036
Manchester Acquisition Sub LLC, 10.07%, (3-Month SOFR + 5.90%), 12/01/26(1)	724,303	704,385
Mativ Holdings, Inc., 7.83%, (1-Month SOFR + 3.86%), 04/20/28(1)	762,389	758,577
Natgasoline LLC, 9.50%, (3-Month SOFR + 5.50%), 03/29/30(1)	913,438	921,430
Qnity Electronics, Inc., 0.00%, (SOFR + 0.00%), 08/12/32(2)	845,000	846,589
Spa US HoldCo, Inc., 0.00%, (SOFR + 0.00%), 02/04/28(2)	1,240,648	1,246,591
Spa US HoldCo, Inc., 8.26%, (3-Month SOFR + 4.26%), 02/04/28(1)	79,800	80,182
Total Basic Materials		21,015,119

Communications – 16.2%
2Degrees Group Ltd., 7.44%, (3-Month SOFR + 3.25%), 05/11/29(1)	491,965	494,425
Altice Financing SA, 8.90%, (3-Month SOFR + 5.00%), 10/31/27(1)(4)	2,650,701	2,106,207
Cable One, Inc., 6.08%, (1-Month SOFR + 2.11%), 05/03/28(1)	375,539	366,856
Cengage Learning, Inc., 7.48%, (1-Month SOFR + 3.50%), 03/22/31(1)	256,598	253,632
Cengage Learning, Inc., 7.70%, (3-Month SOFR + 3.50%), 03/22/31(1)	438,142	433,077
Security Description	Principal	Value

TERM LOANS (continued)

Communications (continued)
Charter Communications Operating LLC, 6.24%, (3-Month SOFR + 2.25%), 12/15/31(1)	$2,193,425	$2,192,306
Cogeco Communications USA II LP, 7.21%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,177,500	1,162,192
Connect Finco SARL, 8.46%, (1-Month SOFR + 4.50%), 09/27/29(1)	2,085,360	2,079,427
Coral-US Co-Borrower LLC, 7.15%, (3-Month SOFR + 3.25%), 01/31/32(1)	2,070,000	2,009,628
Crown Subsea Communications Holding, Inc., 7.46%, (1-Month SOFR + 3.50%), 01/30/31(1)	891,000	897,682
Digital Media Solutions LLC, 0.00%, (1-Month SOFR + 0.00%), 05/25/26(1)(3)	37,454	0
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 0.00%), 05/25/26(1)(3)(4)	416,979	0
Directv Financing LLC, 0.00%, (SOFR + 0.00%), 08/02/29(2)	331,156	332,123
Directv Financing LLC, 9.35%, (3-Month SOFR + 5.51%), 08/02/29(1)	925,824	928,528
Directv Financing LLC, 9.34%, (3-Month SOFR + 5.50%), 02/17/31(1)	477,266	472,663
DMS Purchaser LLC, 11.46%, (1-Month SOFR + 7.50%), 09/23/32(1)(3)	176,434	177,863
Ensono, Inc., 8.08%, (1-Month SOFR + 4.11%), 05/26/28(1)	1,150,170	1,152,166
Gray Media, Inc., 7.25%, (1-Month SOFR + 3.00%), 12/01/28(1)	579,749	581,395
Level 3 Financing, Inc., 7.21%, (1-Month SOFR + 3.25%), 03/29/32(1)	2,210,000	2,210,000
Lumen Technologies, Inc., 9.96%, (1-Month SOFR + 6.00%), 06/01/28(1)	2,961,179	3,011,149
Lumen Technologies, Inc., 6.43%, (1-Month SOFR + 2.46%), 04/15/29(1)	1,024,763	1,020,925
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 04/15/30(2)	750,000	747,259
Lumen Technologies, Inc., 6.43%, (1-Month SOFR + 2.46%), 04/15/30(1)	540,771	538,794
Magnite, Inc., 6.96%, (1-Month SOFR + 3.00%), 02/06/31(1)	1,415,340	1,417,400
MH Sub I LLC, 8.25%, (3-Month SOFR + 4.25%), 05/03/28(1)	229,337	209,157
Neptune Bidco US, Inc., 8.76%, (3-Month SOFR + 4.85%), 10/11/28(1)	226,442	219,392
Neptune Bidco US, Inc., 9.01%, (3-Month SOFR + 5.10%), 04/11/29(1)	2,804,743	2,716,043
Neptune Bidco US, Inc., 13.76%, (3-Month SOFR + 9.85%), 10/11/29(1)	834,730	834,730
Nexstar Media, Inc., 6.46%, (1-Month SOFR + 2.50%), 06/28/32(1)	743,138	744,706
Numericable US LLC, 10.86%, (3-Month SOFR + 6.88%), 05/30/31(1)	401,468	401,111
Summer BC Holdco B SARL, 9.26%, (3-Month SOFR + 5.26%), 02/15/29(1)	1,396,215	1,328,150
Team Blue Finco SARL, 7.50%, (3-Month SOFR + 3.25%), 07/12/32(1)	1,366,575	1,368,926

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Communications (continued)
Telenet Financing USD LLC, 6.15%, (1-Month SOFR + 2.11%), 04/30/28(1)	$1,000,000	$997,055
Thryv, Inc., 10.71%, (1-Month SOFR + 6.75%), 05/01/29(1)	94,500	94,914
TripAdvisor, Inc., 6.71%, (1-Month SOFR + 2.75%), 07/08/31(1)	1,372,949	1,331,760
Univision Communications, Inc., 7.58%, (1-Month SOFR + 3.50%), 01/31/29(1)	1,956,616	1,942,186
Venga Finance Sarl, 8.21%, (3-Month SOFR + 4.01%), 06/28/29(1)	1,960,855	1,963,797
Viasat, Inc., 8.65%, (1-Month SOFR + 4.61%), 05/30/30(1)	598,473	593,237
Virgin Media Bristol LLC, 0.00%, (SOFR + 0.00%), 01/31/28(2)	14,810	14,821
Virgin Media Bristol LLC, 6.65%, (1-Month SOFR + 2.61%), 01/31/28(1)	26,784	26,805
Virgin Media Bristol LLC, 7.40%, (1-Month SOFR + 3.36%), 01/31/29(1)	1,500,000	1,499,377
Virgin Media Bristol LLC, 7.05%, (6-Month SOFR + 3.28%), 03/31/31(1)	1,900,000	1,863,358
Wasserman Media Group LLC, 6.99%, (1-Month SOFR + 3.00%), 06/23/32(1)	670,000	674,187
Zacapa SARL, 7.75%, (3-Month SOFR + 3.75%), 03/22/29(1)	5,021,226	5,040,683
Total Communications		48,450,092

Consumer, Cyclical – 10.9%
ABG Intermediate Holdings 2 LLC, 6.21%, (1-Month SOFR + 2.25%), 12/21/28(1)	1,646,599	1,647,784
ABG Intermediate Holdings 2 LLC, 6.21%, (1-Month SOFR + 2.25%), 02/13/32(1)	223,875	223,735
Allwyn Entertainment Financing US LLC, 5.91%, (3-Month SOFR + 2.00%), 06/02/31(1)	1,027,879	1,016,315
AP Core Holdings II LLC, 9.58%, (1-Month SOFR + 5.61%), 09/01/27(1)	2,065,000	2,024,216
AP Core Holdings II LLC, 9.58%, (1-Month SOFR + 5.61%), 09/01/27(1)	142,699	140,247
Autokiniton US Holdings, Inc., 8.08%, (1-Month SOFR + 4.11%), 04/06/28(1)	1,720,547	1,658,177
Beach Acquisition Bidco LLC, 7.31%, (3-Month SOFR + 3.25%), 09/12/32(1)	625,000	629,166
Boots Group Finco LP, 7.71%, (3-Month SOFR + 3.50%), 08/30/32(1)	845,000	849,753
CWGS Group LLC, 6.58%, (1-Month SOFR + 2.61%), 06/03/28(1)	904,574	884,484
EOC Borrower LLC, 6.96%, (1-Month SOFR + 3.00%), 03/24/32(1)	1,411,463	1,420,580
GBT US III LLC, 6.36%, (3-Month SOFR + 2.50%), 07/25/31(1)	754,300	756,401
Golden State Foods LLC, 8.00%, (3-Month SOFR + 4.00%), 12/04/31(1)	990,025	995,010
Kingpin Intermediate Holdings LLC, 7.21%, (1-Month SOFR + 3.25%), 09/22/32(1)	895,000	871,135
LC Ahab US Bidco LLC, 6.96%, (1-Month SOFR + 3.00%), 05/01/31(1)	992,481	996,203
LCI Industries, 6.21%, (1-Month SOFR + 2.25%), 03/25/32(1)	800,980	805,986
Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Light & Wonder International, Inc., 6.29%, (1-Month SOFR + 2.25%), 04/14/29(1)	$495,000	$497,166
Oravel Stays Singapore Pte Ltd., 12.00%, (3-Month SOFR + 8.00%), 12/20/29(1)	2,000,773	2,075,802
Peer Holding III BV, 6.50%, (3-Month SOFR + 2.50%), 07/01/31(1)	679,863	683,517
Peer USA LLC, 6.19%, (3-Month SOFR + 2.25%), 09/29/32(1)	1,100,000	1,102,062
Restoration Hardware, Inc., 6.58%, (1-Month SOFR + 2.61%), 10/20/28(1)	308,833	300,663
Restoration Hardware, Inc., 7.31%, (1-Month SOFR + 3.35%), 10/20/28(1)	1,018,370	996,943
Sabre GLBL, Inc., 7.58%, (1-Month SOFR + 3.61%), 12/17/27(1)	773,372	737,604
Sabre GLBL, Inc., 8.31%, (1-Month SOFR + 4.35%), 06/30/28(1)	190,995	178,182
Sabre GLBL, Inc., 9.06%, (1-Month SOFR + 5.10%), 06/30/28(1)	795,786	739,751
Sabre GLBL, Inc., 10.06%, (1-Month SOFR + 6.10%), 11/15/29(1)	291,668	271,251
Topgolf Callaway Brands Corp., 6.96%, (1-Month SOFR + 3.00%), 03/15/30(1)	1,188,644	1,181,755
TRQ Sales LLC, 0.00%, (SOFR + 0.00%), 08/13/32(2)	1,310,000	1,295,806
Varsity Brands, Inc., 7.03%, (3-Month SOFR + 3.00%), 08/26/31(1)	997,500	1,000,991
Victra Holdings LLC, 7.75%, (3-Month SOFR + 3.75%), 03/30/29(1)	1,827,961	1,835,392
Voyager Parent LLC, 8.75%, (3-Month SOFR + 4.75%), 07/01/32(1)	1,170,000	1,171,538
Weber-Stephen Products LLC, 7.74%, (3-Month SOFR + 3.75%), 10/01/32(1)	1,005,000	1,003,538
WH Borrower LLC, 8.95%, (3-Month SOFR + 4.75%), 02/20/32(1)	2,613,450	2,619,984
Total Consumer, Cyclical		32,611,137

Consumer, Non-cyclical – 12.1%
A-AG US GSI Bidco, Inc., 9.00%, (3-Month SOFR + 5.00%), 10/31/31(1)	1,134,300	1,128,628
AHP Health Partners, Inc., 6.21%, (1-Month SOFR + 2.25%), 09/20/32(1)	855,000	859,412
American Public Education, Inc., 9.58%, (1-Month SOFR + 5.61%), 09/01/27(1)	720,000	714,600
Aspire Bakeries Holdings LLC, 7.47%, (1-Month SOFR + 3.50%), 12/23/30(1)	595,492	599,962
Camelot US Acquisition LLC, 6.71%, (1-Month SOFR + 2.75%), 01/31/31(1)	1,020,000	1,003,109
Catawba Nation Gaming Authority, 8.71%, (1-Month SOFR + 4.75%), 03/28/32(1)	1,035,000	1,059,260
First Advantage Holdings LLC, 0.00%, (SOFR + 0.00%), 10/31/31(2)	660,000	643,708
Froneri US, Inc., 6.37%, (3-Month SOFR + 2.50%), 08/02/32(1)	930,000	930,632
Fugue Finance LLC, 6.95%, (3-Month SOFR + 2.75%), 01/09/32(1)	807,948	811,043

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
ION Platform Finance US, Inc., 0.00%, (SOFR + 0.00%), 09/30/32(2)	$385,000	$377,781
LifePoint Health, Inc., 7.65%, (3-Month SOFR + 3.75%), 05/16/31(1)	2,672,307	2,677,438
LifePoint Health, Inc., 7.66%, (3-Month SOFR + 3.50%), 05/16/31(1)	522,368	522,818
LifePoint Health, Inc., 7.78%, (1-Month SOFR + 3.75%), 05/16/31(1)	6,748	6,761
Medline Borrower LP, 5.96%, (1-Month SOFR + 2.00%), 10/23/30(1)	1,769,144	1,771,851
NorthAB LLC, 6.50%, (3-Month SOFR + 2.50%), 11/24/28(1)	1,024,857	1,003,996
Nourish Buyer I, Inc., 8.55%, (1-Month SOFR + 4.50%), 07/08/32(1)	525,000	526,312
Opal US LLC, 0.00%, (6-Month SOFR + 0.00%), 04/28/32(1)	1,705,000	1,714,326
Organon & Co., 6.24%, (1-Month SOFR + 2.25%), 05/19/31(1)	1,076,927	977,645
Primary Products Finance LLC, 7.19%, (3-Month SOFR + 3.25%), 04/01/29(1)	979,636	947,063
Primo Brands Corp., 6.25%, (3-Month SOFR + 2.25%), 03/31/28(1)	691,478	694,088
Priority Holdings LLC, 7.71%, (1-Month SOFR + 3.75%), 07/30/32(1)	1,840,013	1,843,233
Prometric Holdings, Inc., 7.71%, (1-Month SOFR + 3.75%), 06/25/32(1)	670,000	674,187
Quirch Foods Holdings LLC, 8.86%, (1-Month SOFR + 4.86%), 10/27/27(1)	1,589,227	1,549,250
Savor Acquisition, Inc., 0.00%, (3-Month SOFR + 0.00%), 02/19/32(1)(5)	68,534	68,906
Savor Acquisition, Inc., 6.84%, (3-Month SOFR + 3.00%), 02/19/32(1)	724,649	728,573
Sazerac Co., Inc., 6.58%, (1-Month SOFR + 2.50%), 07/09/32(1)	730,000	734,789
Team Health Holdings, Inc., 8.34%, (3-Month SOFR + 4.50%), 06/30/28(1)	1,182,038	1,185,649
Team Public Choices LLC, 0.00%, (SOFR + 0.00%), 12/20/27(2)	300,000	299,686
Team Public Choices LLC, 8.99%, (3-Month SOFR + 5.15%), 12/20/27(1)	863,308	862,859
Team Public Choices LLC, 9.09%, (3-Month SOFR + 5.25%), 12/20/27(1)	481,363	480,859
Transnetwork LLC, 8.75%, (3-Month SOFR + 4.75%), 12/29/30(1)	994,937	987,475
TTF Lower Intermediate LLC, 7.79%, (6-Month SOFR + 3.75%), 07/18/31(1)	1,276,747	1,179,395
University Support Services LLC, 6.71%, (1-Month SOFR + 2.75%), 02/10/29(1)	2,416,014	2,371,620
Veritiv Operating Co., 8.00%, (3-Month SOFR + 4.00%), 11/30/30(1)	975,944	939,878
Vestis Corp., 6.45%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,626,635	1,549,370
VM Consolidated, Inc., 5.96%, (1-Month SOFR + 2.00%), 10/01/32(1)	764,313	768,612
Wash Bidco, Inc., 7.21%, (1-Month SOFR + 3.25%), 09/10/32(1)	840,000	845,384
Total Consumer, Non-cyclical		36,040,158
Security Description	Principal	Value

TERM LOANS (continued)

Diversified – 0.8%
First Eagle Holdings, Inc., (1-Month SOFR + 0.00%), 08/16/32(1)(5)	$357,292	$357,169
First Eagle Holdings, Inc., 7.71%, (3-Month SOFR + 3.50%), 08/16/32(1)	2,092,708	2,091,986
Total Diversified		2,449,155

Energy – 5.1%
Bayonne Energy Center LLC, 6.99%, (3-Month SOFR + 3.00%), 09/22/32(1)	880,000	883,577
Colossus Acquireco LLC, 6.01%, (SOFR + 1.75%), 07/30/32(1)	1,000,000	996,785
CPPIB OVM Member US LLC, 6.50%, (3-Month SOFR + 2.50%), 08/20/31(1)	897,020	899,985
Deep Blue Operating I LLC, 6.88%, (1-Month SOFR + 2.75%), 10/01/32(1)	690,000	693,022
EMG Utica Midstream Holdings LLC, 8.00%, (3-Month SOFR + 4.00%), 04/01/30(1)	881,189	888,899
EPIC Crude Services LP, 6.34%, (3-Month SOFR + 2.50%), 10/15/31(1)	928,506	934,063
FR BR Holdings LLC, 8.19%, (3-Month SOFR + 4.25%), 10/09/30(1)	710,000	708,225
Goodnight Water Solutions Holdings LLC, 7.96%, (1-Month SOFR + 4.00%), 06/04/29(1)	2,412,349	2,391,253
NGL Energy Operating LLC, 7.46%, (1-Month SOFR + 3.50%), 02/03/31(1)	776,338	777,793
Oxbow Carbon LLC, 7.46%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,921,622	1,921,632
Par Petroleum LLC, 7.69%, (3-Month SOFR + 3.75%), 02/28/30(1)	1,341,568	1,345,761
Rockpoint Gas Storage Partners LP, 6.34%, (SOFR + 2.50%), 09/18/31(1)	1,057,013	1,061,637
Rockpoint Gas Storage Partners LP, 6.34%, (3-Month SOFR + 2.50%), 09/18/31(1)	704,675	707,758
West Deptford Energy Holdings LLC, 7.96%, (1-Month SOFR + 4.00%), 07/23/32(1)	847,875	843,636
Total Energy		15,054,026

Financials – 12.7%
Apex Group Treasury LLC, 7.75%, (3-Month SOFR + 3.50%), 02/27/32(1)	1,159,574	1,087,825
Apollo Commercial Real Estate Finance, Inc., 7.28%, (1-Month SOFR + 3.25%), 06/13/30(1)	1,187,025	1,193,334
Asurion LLC, 9.33%, (1-Month SOFR + 5.36%), 01/20/29(1)	2,015,000	1,926,703
Asurion LLC, 8.21%, (1-Month SOFR + 4.25%), 09/19/30(1)	3,925,306	3,916,107
Blackstone Mortgage Trust, Inc., 6.46%, (1-Month SOFR + 2.50%), 05/09/29(1)	200,258	200,759
Blackstone Mortgage Trust, Inc., 6.96%, (1-Month SOFR + 3.00%), 12/10/30(1)	766,155	770,304
Brookfield Properties Retail Holding LLC, 7.46%, (1-Month SOFR + 3.50%), 05/28/30(1)	882,788	887,753
CFC USA 2025 LLC, 0.00%, (SOFR + 0.00%), 07/01/32(2)	870,000	852,600

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
DRW Holdings LLC, 7.50%, (3-Month SOFR + 3.50%), 06/26/31(1)	$1,965,150	$1,930,760
EIG Management Co. LLC, 8.98%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	424,625
FinCo I LLC, 5.71%, (1-Month SOFR + 1.75%), 06/27/29(1)	786,566	786,649
FNZ USA FinCo LLC, 9.32%, (3-Month SOFR + 5.00%), 11/05/31(1)	1,228,825	984,903
Forest City Enterprises LLC, 0.00%, (SOFR + 0.00%), 12/08/25(2)	1,000,000	998,265
Forest City Enterprises LLC, 7.58%, (1-Month SOFR + 3.61%), 12/08/25(1)	3,490,000	3,483,945
Franklin Square Holdings LP, 0.00%, (SOFR + 0.00%), 04/25/31(2)	997,475	996,228
Franklin Square Holdings LP, 6.21%, (1-Month SOFR + 2.25%), 04/25/31(1)	513,500	512,858
Hightower Holding LLC, 7.07%, (3-Month SOFR + 2.75%), 02/03/32(1)	1,136,636	1,138,057
Hudson River Trading LLC, 6.78%, (1-Month SOFR + 2.75%), 03/18/30(1)	1,550,081	1,554,064
Jane Street Group LLC, 5.96%, (1-Month SOFR + 2.00%), 12/15/31(1)	1,424,017	1,412,533
Jefferies Finance LLC, 6.80%, (1-Month SOFR + 2.75%), 10/21/31(1)	3,136,312	3,089,268
Jump Financial LLC, 7.50%, (3-Month SOFR + 3.50%), 02/26/32(1)	997,500	1,001,864
LendingTree, Inc., 8.46%, (1-Month SOFR + 4.50%), 08/14/30(1)	2,020,000	2,012,425
Nexus Buyer LLC, 0.00%, (SOFR + 0.00%), 07/31/31(2)	223,941	222,790
Nexus Buyer LLC, 7.46%, (1-Month SOFR + 3.50%), 07/31/31(1)	1,321,679	1,314,886
Nexus Buyer LLC, 7.96%, (1-Month SOFR + 4.00%), 07/31/31(1)	750,000	752,531
OEG Borrower LLC, 7.53%, (1-Month SOFR + 3.50%), 06/30/31(1)	1,485,000	1,495,209
Russell Investments US Institutional Holdco, Inc., 8.96%, (1-Month SOFR + 5.00%), 05/30/27(1)	1,574,899	1,529,628
Superannuation & Investments US LLC, 6.96%, (1-Month SOFR + 3.00%), 12/01/28(1)	669,433	673,617
VFH Parent LLC, 6.46%, (1-Month SOFR + 2.50%), 06/21/31(1)	701,769	704,126
Total Financials		37,854,616

Industrials – 11.2%
AIT Worldwide Logistics Holdings, Inc., 8.25%, (3-Month SOFR + 4.00%), 04/08/30(1)	476,400	479,130
Alliance Laundry Systems LLC, 6.11%, (3-Month SOFR + 2.25%), 08/19/31(1)	440,964	442,102
Alliance Laundry Systems LLC, 6.25%, (1-Month SOFR + 2.25%), 08/19/31(1)	240,964	241,586
AMG Critical Materials NV, 7.58%, (1-Month SOFR + 3.61%), 11/30/28(1)	1,351,974	1,357,327
Clue Opco LLC, 8.34%, (3-Month SOFR + 4.50%), 12/19/30(1)	808,822	788,266
Security Description	Principal	Value

TERM LOANS (continued)

Industrials (continued)
Clydesdale Acquisition Holdings, Inc., 7.14%, (1-Month SOFR + 3.18%), 04/13/29(1)	$500,000	$500,265
Clydesdale Acquisition Holdings, Inc., 7.21%, (1-Month SOFR + 3.25%), 04/01/32(1)	882,788	881,856
Clydesdale Acquisition Holdings, Inc., 7.41%, (3-Month SOFR + 0.00%), 04/01/32(1)(5)	15,000	14,984
Cobham Ultra SeniorCo Sarl, 8.37%, (6-Month SOFR + 4.18%), 08/03/29(1)	2,303,791	2,313,248
Construction Partners, Inc., 6.46%, (1-Month SOFR + 2.50%), 11/03/31(1)	692,636	694,800
Creation Technologies, Inc., 9.70%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,326,814	1,325,156
Crown Equipment Corp., 6.05%, (1-Month SOFR + 2.00%), 10/10/31(1)	889,444	895,008
Dynamo US Bidco, Inc., 7.36%, (1-Month SOFR + 3.25%), 09/30/31(1)	1,487,487	1,495,855
Dynasty Acquisition Co, Inc., 5.96%, (1-Month SOFR + 2.00%), 10/31/31(1)	1,027,238	1,030,124
Foley Products Co. LLC, 8.90%, (3-Month SOFR + 4.90%), 12/29/28(1)	465,832	468,015
HDI Aerospace Intermediate Holding III Corp., 7.69%, (3-Month SOFR + 3.75%), 02/11/32(1)	1,691,500	1,701,023
LSF11 Trinity Bidco, Inc., 6.52%, (1-Month SOFR + 2.50%), 06/14/30(1)	1,508,373	1,513,086
LSF12 Crown US Commercial Bidco LLC, 7.66%, (1-Month SOFR + 3.50%), 12/02/31(1)	768,075	773,594
Oscar Acquisitionco LLC, 8.25%, (3-Month SOFR + 4.25%), 04/29/29(1)	1,286,146	1,162,354
Owens-Illinois Group, Inc., 6.84%, (3-Month SOFR + 3.00%), 09/30/32(1)	680,000	679,714
PAC Aviation International, Inc., 7.11%, (3-Month SOFR + 3.25%), 10/27/30(1)	700,000	694,533
Pregis TopCo LLC, 7.96%, (1-Month SOFR + 4.00%), 02/01/29(1)	850,725	857,297
Quikrete Holdings, Inc., 6.21%, (1-Month SOFR + 2.25%), 04/14/31(1)	741,763	743,785
Quikrete Holdings, Inc., 6.21%, (1-Month SOFR + 2.25%), 02/10/32(1)	323,375	324,133
Rand Parent LLC, 7.00%, (3-Month SOFR + 3.00%), 03/18/30(1)	1,779,697	1,750,038
Red SPV LLC, 6.28%, (1-Month SOFR + 2.25%), 03/15/32(1)	778,050	778,050
Sanmina Corp., 0.00%, (SOFR + 0.00%), 10/27/32(2)	755,000	756,887
Stonepeak Nile Parent LLC, 6.16%, (3-Month SOFR + 2.25%), 04/09/32(1)	1,665,000	1,665,175
Third Coast Infrastructure LLC, 7.71%, (1-Month SOFR + 3.75%), 09/25/30(1)	662,487	663,729
TransDigm, Inc., 6.25%, (3-Month SOFR + 2.25%), 03/22/30(1)	877,063	878,764
TransDigm, Inc., 6.50%, (3-Month SOFR + 2.50%), 01/19/32(1)	2,069,100	2,072,793

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Industrials (continued)
TransDigm, Inc., 6.50%, (3-Month SOFR + 2.50%), 08/13/32(1)	$945,000	$946,389
TRC Cos LLC, 6.96%, (1-Month SOFR + 3.00%), 12/08/28(1)	1,411,084	1,415,713
Vertex Aerospace Services LLC, 6.21%, (1-Month SOFR + 2.25%), 12/06/30(1)	1,240,625	1,242,368
Total Industrials		33,547,147

Technology – 12.2%
Adeia, Inc., 6.46%, (1-Month SOFR + 2.50%), 06/08/28(1)	895,048	900,642
Ahead DB Holdings LLC, 6.75%, (3-Month SOFR + 2.75%), 02/01/31(1)	1,477,603	1,483,757
Amentum Holdings, Inc., 6.21%, (1-Month SOFR + 2.25%), 09/29/31(1)	852,000	852,852
Bingo Holdings I LLC, 8.75%, (3-Month SOFR + 4.75%), 06/30/32(1)	907,857	900,290
Bingo Holdings I LLC, 8.75%, 06/30/32(1)	117,143	116,166
Calabrio, Inc., 0.00%, (SOFR + 0.00%), 10/25/32(2)	1,235,000	1,174,794
Cloud Software Group, Inc., 7.25%, (3-Month SOFR + 3.25%), 03/21/31(1)	1,729,417	1,731,717
Cloud Software Group, Inc., 7.25%, (3-Month SOFR + 3.25%), 08/13/32(1)	435,000	435,511
Clover Holdings 2 LLC, 7.83%, (1-Month SOFR + 3.75%), 12/09/31(1)	985,050	986,281
Cyberswift BV, 7.94%, (3-Month SOFR + 4.00%), 10/08/32(1)	1,000,000	1,003,130
Darktrace Finco US LLC, 7.19%, (3-Month SOFR + 3.25%), 10/09/31(1)	1,308,425	1,312,926
Dawn Bidco LLC, 0.00%, (SOFR + 0.00%), 10/07/32(2)	765,000	763,359
EverCommerce Solutions, Inc., 6.21%, (1-Month SOFR + 2.25%), 07/07/31(1)	792,935	791,615
Finastra USA, Inc., 8.04%, (3-Month SOFR + 4.00%), 09/15/32(1)	1,180,000	1,167,881
Foundever Worldwide Corp., 7.83%, (1-Month SOFR + 3.86%), 08/28/28(1)	491,049	232,021
Indy US Holdco LLC, 6.46%, (1-Month SOFR + 2.50%), 10/31/30(1)	1,426,425	1,426,425
Inmar, Inc., 8.34%, (3-Month SOFR + 4.50%), 10/30/31(1)	277,529	276,604
Inmar, Inc., 8.46%, (1-Month SOFR + 4.50%), 10/30/31(1)	370,039	368,805
Inmar, Inc., 8.50%, (3-Month SOFR + 4.50%), 10/30/31(1)	284,061	283,113
KnowBe4, Inc., 7.59%, (3-Month SOFR + 3.75%), 07/21/32(1)	685,000	685,000
MaxLinear, Inc., 6.34%, (1-Month SOFR + 2.36%), 06/23/28(1)	1,201,483	1,117,379
Mermaid Bidco, Inc., 7.57%, (3-Month SOFR + 3.25%), 07/03/31(1)	1,859,868	1,866,842
MKS Instruments, Inc., 5.98%, (1-Month SOFR + 2.00%), 08/17/29(1)	1,454,201	1,459,269
Modena Buyer LLC, 8.09%, (3-Month SOFR + 4.25%), 07/01/31(1)	608,850	596,369
Perforce Software, Inc., 8.71%, (1-Month SOFR + 4.75%), 07/02/29(1)	494,951	443,555
Security Description	Principal	Value

TERM LOANS (continued)

Technology (continued)
Perforce Software, Inc., 8.71%, (1-Month SOFR + 4.75%), 03/21/31(1)	$493,750	$435,734
Pitney Bowes, Inc., 7.71%, (1-Month SOFR + 3.75%), 03/19/32(1)	1,994,975	1,995,603
Red Planet Borrower LLC, 7.96%, (1-Month SOFR + 4.00%), 09/08/32(1)	1,595,000	1,573,731
Starlight Parent LLC, 8.03%, (3-Month SOFR + 4.00%), 04/16/32(1)	1,010,000	1,006,218
Synechron, Inc., 7.71%, (1-Month SOFR + 3.75%), 10/03/31(1)	1,005,000	982,388
UKG, Inc., 6.34%, (3-Month SOFR + 2.50%), 02/10/31(1)	1,634,246	1,635,905
Ultra Clean Holdings, Inc., 6.71%, (1-Month SOFR + 2.75%), 02/25/28(1)	955,046	961,315
UST Global, Inc., 7.03%, (1-Month SOFR + 3.00%), 11/20/28(1)	965,815	964,608
X Corp., 9.50%, 10/26/29	3,185,000	3,198,934
X Corp., 10.45%, (6-Month SOFR + 6.75%), 10/26/29(1)	1,161,834	1,134,241
Total Technology		36,264,980

Utilities – 3.3%
Alpha Generation LLC, 5.96%, (1-Month SOFR + 2.00%), 09/30/31(1)	1,016,342	1,018,766
Carroll County Energy LLC, 7.25%, (3-Month SOFR + 3.25%), 06/30/31(1)	842,097	846,308
Eastern Power LLC, 9.21%, (1-Month SOFR + 5.25%), 04/03/28(1)	1,349,551	1,358,668
Hunterstown Generation LLC, 7.00%, (3-Month SOFR + 3.00%), 11/06/31(1)	579,078	580,483
Invenergy Thermal Operating I LLC, 7.85%, (SOFR + 3.61%), 05/17/32(1)	1,498,769	1,511,733
MRP Buyer LLC, 7.25%, (3-Month SOFR + 3.25%), 05/24/32(1)	1,357,258	1,336,614
MRP Buyer LLC, 7.25%, (3-Month SOFR + 3.25%), 06/04/32(1)(5)	172,742	170,115
Ohio Power Partners LLC, 0.00%, (SOFR + 0.00%), 10/28/32(2)	675,000	674,156
Potomac Energy Center LLC, 6.84%, (3-Month SOFR + 3.00%), 08/05/32(1)	1,250,000	1,257,812
Talen Energy Supply LLC, 6.73%, (3-Month SOFR + 2.50%), 05/17/30(1)	269,976	270,632
Talen Energy Supply LLC, 6.73%, (3-Month SOFR + 2.50%), 12/12/31(1)	868,438	870,882
Total Utilities		9,896,169

Total Term Loans
(Cost $274,113,789)		273,182,599

CORPORATE BONDS – 2.4%
Basic Materials – 0.2%
TMS International Corp., 6.25%, 04/15/29(6)	560,000	550,323

Communications – 0.3%
Cable One, Inc., 4.00%, 11/15/30(6)	945,000	747,764
Gray Television, Inc., 4.75%, 10/15/30(6)	300,000	213,685

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Communications (continued)
Total Communications		$961,449

Consumer, Cyclical – 0.3%
Warnermedia Holdings, Inc., 4.28%, 03/15/32	$857,000	786,030

Consumer, Non-cyclical – 0.6%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(6)	2,000,000	1,771,851

Financials – 0.3%
Bread Financial Holdings, Inc., 6.75%, 05/15/31(6)	1,000,000	1,008,092

Industrial – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(6)	1,000,000	1,009,992

Technology – 0.4%
CoreWeave, Inc., 9.25%, 06/01/30(6)	1,000,000	1,011,101

Total Corporate Bonds
(Cost $7,020,834)		7,098,838

ASSET BACKED SECURITIES – 1.1%
Churchill Middle Market CLO V LLC, Class D, Series 2025-1A, 7.16%, (3-Month SOFR + 3.30%), 04/25/37(1)(6)	500,000	491,874
Mountain View CLO XIX Ltd., Class E, Series 2025-1A (Cayman Islands), 10.08%, (3-Month SOFR + 6.25%), 10/17/38(1)(3)(6)	915,000	914,906
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 11.23%, (3-Month SOFR + 7.33%), 04/15/34(1)(3)(6)	500,000	502,214
Mountain View CLO XVII Ltd., Class D2R, Series 2025-1A (Cayman Islands), 8.47%, (3-Month SOFR + 4.50%), 10/15/38(1)(6)	1,190,000	1,192,829

Total Asset Backed Securities
(Cost $3,089,600)		3,101,823

	Shares	Value
AFFILIATED EXCHANGE TRADED FUND - 0.2%
Debt Fund - 0.2%
Virtus Seix AAA Private Credit CLO ETF (7)(8)	24,000	599,400

Total Affiliated Exchange Traded Fund
(Cost $600,240)		599,400

COMMON STOCKS - 0.0%(9)
Communication Services - 0.0%(9)
Altice France SA*	2,359	39,577

Communications - 0.0%(9)
Digital Media Solutions, Inc.*(3)	1,585	54,413

	Shares	Value

COMMON STOCKS (continued)

Financials - 0.0%(9)
Altisource Portfolio Solutions SA*	403	$3,647

Total Common Stocks
(Cost $64,095)		97,637

TOTAL INVESTMENTS - 95.2%
(Cost $284,888,558)		284,080,297
Other Assets in Excess of Liabilities - 4.8%		14,434,681
Net Assets - 100.0%		$298,514,978

*	Non-income producing security.
(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(2)	The loan will settle after October 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default, no interest payments are being received.
(5)	All or a portion of this security is subject to unfunded loan commitments.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $9,414,631, or 3.2% of net assets.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Amount rounds to less than 0.05%.

Abbreviations:

ETF — Exchange Traded Fund

SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$272,860,453	$ 322,146 (1)	$273,182,599
Corporate Bonds	—	7,098,838	—	7,098,838
Asset Backed Securities	—	1,684,703	1,417,120	3,101,823
Affiliated Exchange Traded Fund	599,400	—	—	599,400
Common Stocks	43,224	—	54,413	97,637
Total	$642,624	$281,643,994	$1,793,679	$284,080,297

(1) Includes internally fair valued securities currently priced at zero ($0).

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of October 31, 2025:

Balance as of July 31, 2025	$241,390
Realized gain (loss)	(85,808)
Change in unrealized appreciation (depreciation)	1,337,379
Purchases	1,993,082
Sales	(1,732,364)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2025	1,793,679
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2025:	$1,337,379